Property, plant and equipment - Stratification of suspended wells (Details) € in Millions	Dec. 31, 2024 EUR (€) WELLS	Dec. 31, 2023 EUR (€) WELLS	Dec. 31, 2022 EUR (€) WELLS	Dec. 31, 2021 EUR (€)
Property, plant and equipment
Property, plant and equipment	€ 59,864	€ 56,299	€ 56,332
Suspended exploration wells pending final determination
Property, plant and equipment
Property, plant and equipment	€ 1,662	€ 1,391	€ 1,085	€ 1,101
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	33.9	28.5	23.8
Suspended exploration wells pending final determination | fields including wells drilled over the last 12 months
Property, plant and equipment
Property, plant and equipment	€ 253	€ 417	€ 204
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	4.4	7.9	4.5
Suspended exploration wells pending final determination | fields for which the delineation campaign is in progress
Property, plant and equipment
Property, plant and equipment	€ 1,053	€ 804	€ 579
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	16.1	14	11.3
Suspended exploration wells pending final determination | fields including commercial discoveries that are progressing to a FID
Property, plant and equipment
Property, plant and equipment	€ 356	€ 170	€ 302
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	13.4	6.6	8
Suspended exploration wells pending final determination | within 1 year
Property, plant and equipment
Property, plant and equipment	€ 253	€ 417	€ 216
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	4.4	7.9	5
Suspended exploration wells pending final determination | between 1 and 3 years
Property, plant and equipment
Property, plant and equipment	€ 604	€ 347	€ 246
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	11.3	6.1	4.9
Suspended exploration wells pending final determination | beyond 3 years
Property, plant and equipment
Property, plant and equipment	€ 805	€ 627	€ 623
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	18.2	14.5	13.9